UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 39.4%
4,921,457	TIAA-CREF Bond Fund	$52,364,303
63,347	TIAA-CREF Bond Plus Fund	671,479
66,782	TIAA-CREF High-Yield Fund	673,164

	TOTAL FIXED INCOME	53,708,946

INFLATION-PROTECTED ASSETS - 9.8%
1,093,802	TIAA-CREF Inflation-Linked Bond Fund	13,399,079

	TOTAL INFLATION-PROTECTED ASSETS	13,399,079

INTERNATIONAL EQUITY - 11.1%
338,423	TIAA-CREF Emerging Markets Equity Fund	3,671,890
745,214	TIAA-CREF Enhanced International Equity Index Fund	5,060,006
116,301	TIAA-CREF Global Natural Resources Fund	1,272,331
584,045	TIAA-CREF International Equity Fund	5,098,712

	TOTAL INTERNATIONAL EQUITY	15,102,939

SHORT-TERM FIXED INCOME - 9.9%
1,289,904	TIAA-CREF Short-Term Bond Fund	13,415,004

	TOTAL SHORT-TERM FIXED INCOME	13,415,004

U.S. EQUITY - 29.2%
778,936	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,446,624
879,609	TIAA-CREF Enhanced Large-Cap Value Index Fund	7,247,975
620,465	TIAA-CREF Growth & Income Fund	6,254,287
645,078	TIAA-CREF Large-Cap Growth Fund	7,437,745
541,541	TIAA-CREF Large-Cap Value Fund	7,240,400
27,499	TIAA-CREF Mid-Cap Growth Fund	550,264
30,583	TIAA-CREF Mid-Cap Value Fund	550,495
211,449	TIAA-CREF Small-Cap Equity Fund	3,110,412

	TOTAL U.S. EQUITY	39,838,202

	TOTAL TIAA-CREF FUNDS	135,464,170

	(Cost $123,184,661)

	TOTAL INVESTMENTS - 99.4%	135,464,170
	(Cost $123,184,661)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	775,381

	NET ASSETS - 100.0%	$136,239,551

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 37.6%
25,419,690	TIAA-CREF Bond Fund	$270,465,501
643,138	TIAA-CREF Bond Plus Fund	6,817,258
679,384	TIAA-CREF High-Yield Fund	6,848,188

	TOTAL FIXED INCOME	284,130,947

INFLATION-PROTECTED ASSETS - 6.5%
4,014,182	TIAA-CREF Inflation-Linked Bond Fund	49,173,728

	TOTAL INFLATION-PROTECTED ASSETS	49,173,728

INTERNATIONAL EQUITY - 13.5%
2,281,520	TIAA-CREF Emerging Markets Equity Fund	24,754,496
5,022,459	TIAA-CREF Enhanced International Equity Index Fund	34,102,496
769,620	TIAA-CREF Global Natural Resources Fund	8,419,642
3,938,802	TIAA-CREF International Equity Fund	34,385,740

	TOTAL INTERNATIONAL EQUITY	101,662,374

SHORT-TERM FIXED INCOME - 6.5%
4,732,183	TIAA-CREF Short-Term Bond Fund	49,214,700

	TOTAL SHORT-TERM FIXED INCOME	49,214,700

U.S. EQUITY - 35.6%
5,254,352	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,231,605
5,929,760	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,861,221
4,189,014	TIAA-CREF Growth & Income Fund	42,225,261
4,350,953	TIAA-CREF Large-Cap Growth Fund	50,166,493
3,656,292	TIAA-CREF Large-Cap Value Fund	48,884,622
186,030	TIAA-CREF Mid-Cap Growth Fund	3,722,468
206,364	TIAA-CREF Mid-Cap Value Fund	3,714,552
1,436,070	TIAA-CREF Small-Cap Equity Fund	21,124,584

	TOTAL U.S. EQUITY	268,930,806

	TOTAL TIAA-CREF FUNDS	753,112,555

	(Cost $701,062,598)

	TOTAL INVESTMENTS - 99.7%	753,112,555
	(Cost $701,062,598)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,168,551

	NET ASSETS - 100.0%	$755,281,106

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 34.5%
30,847,156	TIAA-CREF Bond Fund	$328,213,737
1,625,976	TIAA-CREF Bond Plus Fund	17,235,349
1,716,603	TIAA-CREF High-Yield Fund	17,303,361

	TOTAL FIXED INCOME	362,752,447

INFLATION-PROTECTED ASSETS - 4.5%
3,889,913	TIAA-CREF Inflation-Linked Bond Fund	47,651,430

	TOTAL INFLATION-PROTECTED ASSETS	47,651,430

INTERNATIONAL EQUITY - 15.4%
3,622,712	TIAA-CREF Emerging Markets Equity Fund	39,306,424
7,974,310	TIAA-CREF Enhanced International Equity Index Fund	54,145,566
1,225,103	TIAA-CREF Global Natural Resources Fund	13,402,625
6,301,640	TIAA-CREF International Equity Fund	55,013,315

	TOTAL INTERNATIONAL EQUITY	161,867,930

SHORT-TERM FIXED INCOME - 4.6%
4,584,721	TIAA-CREF Short-Term Bond Fund	47,681,094

	TOTAL SHORT-TERM FIXED INCOME	47,681,094

U.S. EQUITY - 40.6%
8,323,399	TIAA-CREF Enhanced Large-Cap Growth Index Fund	79,571,698
9,391,375	TIAA-CREF Enhanced Large-Cap Value Index Fund	77,384,929
6,636,531	TIAA-CREF Growth & Income Fund	66,896,237
6,890,902	TIAA-CREF Large-Cap Growth Fund	79,452,104
5,795,467	TIAA-CREF Large-Cap Value Fund	77,485,393
295,804	TIAA-CREF Mid-Cap Growth Fund	5,919,044
327,391	TIAA-CREF Mid-Cap Value Fund	5,893,044
2,275,806	TIAA-CREF Small-Cap Equity Fund	33,477,105

	TOTAL U.S. EQUITY	426,079,554

	TOTAL TIAA-CREF FUNDS	1,046,032,455

	(Cost $976,887,924)

	TOTAL INVESTMENTS - 99.6%	1,046,032,455
	(Cost $976,887,924)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	4,508,027

	NET ASSETS - 100.0%	$1,050,540,482

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 30.5%
30,121,397	TIAA-CREF Bond Fund	$320,491,659
4,015,499	TIAA-CREF Bond Plus Fund	42,564,288
3,388,394	TIAA-CREF High-Yield Fund	34,155,009

	TOTAL FIXED INCOME	397,210,956

INFLATION-PROTECTED ASSETS - 2.6%
2,733,433	TIAA-CREF Inflation-Linked Bond Fund	33,484,549

	TOTAL INFLATION-PROTECTED ASSETS	33,484,549

INTERNATIONAL EQUITY - 17.6%
5,149,378	TIAA-CREF Emerging Markets Equity Fund	55,870,754
11,331,465	TIAA-CREF Enhanced International Equity Index Fund	76,940,646
1,729,437	TIAA-CREF Global Natural Resources Fund	18,920,045
8,916,309	TIAA-CREF International Equity Fund	77,839,375

	TOTAL INTERNATIONAL EQUITY	229,570,820

SHORT-TERM FIXED INCOME - 2.6%
3,223,430	TIAA-CREF Short-Term Bond Fund	33,523,667

	TOTAL SHORT-TERM FIXED INCOME	33,523,667

U.S. EQUITY - 46.3%
11,756,921	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,396,168
13,267,705	TIAA-CREF Enhanced Large-Cap Value Index Fund	109,325,889
9,380,261	TIAA-CREF Growth & Income Fund	94,553,034
9,733,633	TIAA-CREF Large-Cap Growth Fund	112,228,783
8,194,017	TIAA-CREF Large-Cap Value Fund	109,554,014
420,832	TIAA-CREF Mid-Cap Growth Fund	8,420,858
463,423	TIAA-CREF Mid-Cap Value Fund	8,341,613
3,218,629	TIAA-CREF Small-Cap Equity Fund	47,346,032

	TOTAL U.S. EQUITY	602,166,391

	TOTAL TIAA-CREF FUNDS	1,295,956,383

	(Cost $1,200,097,959)

	TOTAL INVESTMENTS - 99.6%	1,295,956,383
	(Cost $1,200,097,959)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,400,190

	NET ASSETS - 100.0%	$1,301,356,573

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 26.6%
20,556,432	TIAA-CREF Bond Fund	$218,720,440
6,044,019	TIAA-CREF Bond Plus Fund	64,066,603
4,386,915	TIAA-CREF High-Yield Fund	44,220,102

	TOTAL FIXED INCOME	327,007,145

INFLATION-PROTECTED ASSETS - 0.6%
632,469	TIAA-CREF Inflation-Linked Bond Fund	7,747,750

	TOTAL INFLATION-PROTECTED ASSETS	7,747,750

INTERNATIONAL EQUITY - 19.8%
5,459,851	TIAA-CREF Emerging Markets Equity Fund	59,239,380
11,995,853	TIAA-CREF Enhanced International Equity Index Fund	81,451,840
1,815,104	TIAA-CREF Global Natural Resources Fund	19,857,234
9,483,169	TIAA-CREF International Equity Fund	82,788,065

	TOTAL INTERNATIONAL EQUITY	243,336,519

SHORT-TERM FIXED INCOME - 0.7%
745,955	TIAA-CREF Short-Term Bond Fund	7,757,932

	TOTAL SHORT-TERM FIXED INCOME	7,757,932

U.S. EQUITY - 51.8%
12,410,465	TIAA-CREF Enhanced Large-Cap Growth Index Fund	118,644,048
14,014,061	TIAA-CREF Enhanced Large-Cap Value Index Fund	115,475,864
9,896,979	TIAA-CREF Growth & Income Fund	99,761,547
10,273,828	TIAA-CREF Large-Cap Growth Fund	118,457,241
8,663,282	TIAA-CREF Large-Cap Value Fund	115,828,076
446,522	TIAA-CREF Mid-Cap Growth Fund	8,934,908
490,119	TIAA-CREF Mid-Cap Value Fund	8,822,149
3,391,709	TIAA-CREF Small-Cap Equity Fund	49,892,040

	TOTAL U.S. EQUITY	635,815,873

	TOTAL TIAA-CREF FUNDS	1,221,665,219

	(Cost $1,125,106,988)

	TOTAL INVESTMENTS - 99.5%	1,221,665,219
	(Cost $1,125,106,988)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,690,712

	NET ASSETS - 100.0%	$1,228,355,931

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 20.1%
11,441,224	TIAA-CREF Bond Fund	$121,734,628
6,503,978	TIAA-CREF Bond Plus Fund	68,942,164
4,581,957	TIAA-CREF High-Yield Fund	46,186,128

	TOTAL FIXED INCOME	236,862,920

INTERNATIONAL EQUITY - 21.9%
5,785,346	TIAA-CREF Emerging Markets Equity Fund	62,771,004
12,721,171	TIAA-CREF Enhanced International Equity Index Fund	86,376,753
1,939,826	TIAA-CREF Global Natural Resources Fund	21,221,695
10,087,259	TIAA-CREF International Equity Fund	88,061,767

	TOTAL INTERNATIONAL EQUITY	258,431,219

U.S. EQUITY - 57.5%
13,265,705	TIAA-CREF Enhanced Large-Cap Growth Index Fund	126,820,140
14,966,838	TIAA-CREF Enhanced Large-Cap Value Index Fund	123,326,748
10,571,128	TIAA-CREF Growth & Income Fund	106,556,971
10,973,790	TIAA-CREF Large-Cap Growth Fund	126,527,803
9,214,537	TIAA-CREF Large-Cap Value Fund	123,198,360
473,856	TIAA-CREF Mid-Cap Growth Fund	9,481,849
520,185	TIAA-CREF Mid-Cap Value Fund	9,363,339
3,619,196	TIAA-CREF Small-Cap Equity Fund	53,238,375

	TOTAL U.S. EQUITY	678,513,585

	TOTAL TIAA-CREF FUNDS	1,173,807,724

	(Cost $1,069,084,252)

	TOTAL INVESTMENTS - 99.5%	1,173,807,724
	(Cost $1,069,084,252)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,485,412

	NET ASSETS - 100.0%	$1,179,293,136

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 12.4%
2,860,593	TIAA-CREF Bond Fund	$30,436,713
6,541,834	TIAA-CREF Bond Plus Fund	69,343,438
4,600,841	TIAA-CREF High-Yield Fund	46,376,476

	TOTAL FIXED INCOME	146,156,627

INTERNATIONAL EQUITY - 24.0%
6,291,494	TIAA-CREF Emerging Markets Equity Fund	68,262,710
13,847,441	TIAA-CREF Enhanced International Equity Index Fund	94,024,122
2,133,354	TIAA-CREF Global Natural Resources Fund	23,338,891
10,984,839	TIAA-CREF International Equity Fund	95,897,640

	TOTAL INTERNATIONAL EQUITY	281,523,363

U.S. EQUITY - 63.0%
14,477,060	TIAA-CREF Enhanced Large-Cap Growth Index Fund	138,400,690
16,330,944	TIAA-CREF Enhanced Large-Cap Value Index Fund	134,566,975
11,534,577	TIAA-CREF Growth & Income Fund	116,268,535
11,973,026	TIAA-CREF Large-Cap Growth Fund	138,048,989
10,043,944	TIAA-CREF Large-Cap Value Fund	134,287,529
515,357	TIAA-CREF Mid-Cap Growth Fund	10,312,288
566,698	TIAA-CREF Mid-Cap Value Fund	10,200,567
3,950,769	TIAA-CREF Small-Cap Equity Fund	58,115,817

	TOTAL U.S. EQUITY	740,201,390

	TOTAL TIAA-CREF FUNDS	1,167,881,380

	(Cost $1,050,659,653)

	TOTAL INVESTMENTS - 99.4%	1,167,881,380
	(Cost $1,050,659,653)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	6,620,121

	NET ASSETS - 100.0%	$1,174,501,501

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.9%
9,301,009	TIAA-CREF Bond Plus Fund	$98,590,700
6,538,082	TIAA-CREF High-Yield Fund	65,903,864

	TOTAL FIXED INCOME	164,494,564

INTERNATIONAL EQUITY - 24.7%
9,169,555	TIAA-CREF Emerging Markets Equity Fund	99,489,668
20,177,365	TIAA-CREF Enhanced International Equity Index Fund	137,004,308
3,113,381	TIAA-CREF Global Natural Resources Fund	34,060,389
16,049,937	TIAA-CREF International Equity Fund	140,115,946

	TOTAL INTERNATIONAL EQUITY	410,670,311

U.S. EQUITY - 64.9%
21,099,962	TIAA-CREF Enhanced Large-Cap Growth Index Fund	201,715,634
23,798,704	TIAA-CREF Enhanced Large-Cap Value Index Fund	196,101,324
16,812,465	TIAA-CREF Growth & Income Fund	169,469,648
17,445,767	TIAA-CREF Large-Cap Growth Fund	201,149,688
14,636,080	TIAA-CREF Large-Cap Value Fund	195,684,392
749,841	TIAA-CREF Mid-Cap Growth Fund	15,004,313
825,646	TIAA-CREF Mid-Cap Value Fund	14,861,626
5,760,936	TIAA-CREF Small-Cap Equity Fund	84,743,369

	TOTAL U.S. EQUITY	1,078,729,994

	TOTAL TIAA-CREF FUNDS	1,653,894,869

	(Cost $1,476,224,776)

	TOTAL INVESTMENTS - 99.5%	1,653,894,869
	(Cost $1,476,224,776)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	8,085,615

	NET ASSETS - 100.0%	$1,661,980,484

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.0%
1,620,726	TIAA-CREF Bond Plus Fund	$17,179,694
1,137,465	TIAA-CREF High-Yield Fund	11,465,650

	TOTAL FIXED INCOME	28,645,344

INTERNATIONAL EQUITY - 24.4%
1,573,350	TIAA-CREF Emerging Markets Equity Fund	17,070,852
3,472,264	TIAA-CREF Enhanced International Equity Index Fund	23,576,672
538,473	TIAA-CREF Global Natural Resources Fund	5,890,899
2,699,075	TIAA-CREF International Equity Fund	23,562,921

	TOTAL INTERNATIONAL EQUITY	70,101,344

U.S. EQUITY - 64.7%
3,637,914	TIAA-CREF Enhanced Large-Cap Growth Index Fund	34,778,456
4,105,747	TIAA-CREF Enhanced Large-Cap Value Index Fund	33,831,358
2,896,715	TIAA-CREF Growth & Income Fund	29,198,889
3,015,949	TIAA-CREF Large-Cap Growth Fund	34,773,888
2,532,142	TIAA-CREF Large-Cap Value Fund	33,854,744
128,358	TIAA-CREF Mid-Cap Growth Fund	2,568,440
143,251	TIAA-CREF Mid-Cap Value Fund	2,578,523
990,061	TIAA-CREF Small-Cap Equity Fund	14,563,796

	TOTAL U.S. EQUITY	186,148,094

	TOTAL TIAA-CREF FUNDS	284,894,782

	(Cost $255,872,546)

	TOTAL INVESTMENTS - 99.1%	284,894,782
	(Cost $255,872,546)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	2,716,361

	NET ASSETS - 100.0%	$287,611,143

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 10.0%
867,747	TIAA-CREF Bond Plus Fund	$9,198,118
609,022	TIAA-CREF High-Yield Fund	6,138,945

	TOTAL FIXED INCOME	15,337,063

INTERNATIONAL EQUITY - 24.4%
843,840	TIAA-CREF Emerging Markets Equity Fund	9,155,661
1,862,753	TIAA-CREF Enhanced International Equity Index Fund	12,648,093
291,454	TIAA-CREF Global Natural Resources Fund	3,188,505
1,448,202	TIAA-CREF International Equity Fund	12,642,801

	TOTAL INTERNATIONAL EQUITY	37,635,060

U.S. EQUITY - 64.8%
1,946,246	TIAA-CREF Enhanced Large-Cap Growth Index Fund	18,606,115
2,196,683	TIAA-CREF Enhanced Large-Cap Value Index Fund	18,100,671
1,550,388	TIAA-CREF Growth & Income Fund	15,627,911
1,616,297	TIAA-CREF Large-Cap Growth Fund	18,635,903
1,354,504	TIAA-CREF Large-Cap Value Fund	18,109,713
68,624	TIAA-CREF Mid-Cap Growth Fund	1,373,160
76,388	TIAA-CREF Mid-Cap Value Fund	1,374,976
529,456	TIAA-CREF Small-Cap Equity Fund	7,788,295

	TOTAL U.S. EQUITY	99,616,744

	TOTAL TIAA-CREF FUNDS	152,588,867

	(Cost $137,911,068)

	TOTAL INVESTMENTS - 99.2%	152,588,867
	(Cost $137,911,068)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	1,179,637

	NET ASSETS - 100.0%	$153,768,504

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.0%
67,920	TIAA-CREF Bond Plus Fund	$719,948
47,757	TIAA-CREF High-Yield Fund	481,388

	TOTAL FIXED INCOME	1,201,336

INTERNATIONAL EQUITY - 24.5%
66,259	TIAA-CREF Emerging Markets Equity Fund	718,912
146,079	TIAA-CREF Enhanced International Equity Index Fund	991,875
23,000	TIAA-CREF Global Natural Resources Fund	251,624
113,531	TIAA-CREF International Equity Fund	991,128

	TOTAL INTERNATIONAL EQUITY	2,953,539

U.S. EQUITY - 65.0%
153,024	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,462,913
172,699	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,423,037
121,915	TIAA-CREF Growth & Income Fund	1,228,907
127,019	TIAA-CREF Large-Cap Growth Fund	1,464,528
106,465	TIAA-CREF Large-Cap Value Fund	1,423,431
5,408	TIAA-CREF Mid-Cap Growth Fund	108,212
6,006	TIAA-CREF Mid-Cap Value Fund	108,109
41,611	TIAA-CREF Small-Cap Equity Fund	612,091

	TOTAL U.S. EQUITY	7,831,228

	TOTAL TIAA-CREF FUNDS	11,986,103

	(Cost $12,066,384)

	TOTAL INVESTMENTS - 99.5%	11,986,103
	(Cost $12,066,384)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	61,539

	NET ASSETS - 100.0%	$12,047,642

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2012, there were no transfers between levels by the Funds.

As of February 29, 2012, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investments

Net unrealized appreciation (depreciation): At February 29, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifecycle Retirement Income	$123,184,661	$12,284,283	$(4,774)	$12,279,509
Lifecycle 2010	701,062,598	55,414,916	(3,364,959)	52,049,957
Lifecycle 2015	976,887,924	76,489,162	(7,344,631)	69,144,531
Lifecycle 2020	1,200,097,959	101,908,830	(6,050,406)	95,858,424
Lifecycle 2025	1,125,106,988	101,734,889	(5,176,658)	96,558,231
Lifecycle 2030	1,069,084,252	108,549,327	(3,825,855)	104,723,472
Lifecycle 2035	1,050,659,653	119,563,474	(2,341,747)	117,221,727
Lifecycle 2040	1,476,224,776	181,321,417	(3,651,324)	177,670,093
Lifecycle 2045	255,872,546	29,022,236	—	29,022,236
Lifecycle 2050	137,911,068	14,677,799	—	14,677,799
Lifecycle 2055	12,066,384	155,712	(235,993)	(80,281)

13

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 50.1%
660,167	TIAA-CREF Bond Index Fund	$7,156,206

	TOTAL FIXED INCOME	7,156,206

INFLATION-PROTECTED ASSETS - 10.0%
116,668	TIAA-CREF Inflation-Linked Bond Fund	1,429,183

	TOTAL INFLATION-PROTECTED ASSETS	1,429,183

INTERNATIONAL EQUITY - 9.9%
34,493	TIAA-CREF Emerging Markets Equity Index Fund	379,073
66,734	TIAA-CREF International Equity Index Fund	1,043,713

	TOTAL INTERNATIONAL EQUITY	1,422,786

U.S. EQUITY - 29.9%
411,236	TIAA-CREF Equity Index Fund	4,276,858

	TOTAL U.S. EQUITY	4,276,858

	TOTAL TIAA-CREF FUNDS	14,285,033

	(Cost $13,008,443)

	TOTAL INVESTMENTS - 99.9%	14,285,033
	(Cost $13,008,443)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	8,455

	NET ASSETS - 100.0%	$14,293,488

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 44.8%
3,323,246	TIAA-CREF Bond Index Fund	$36,023,985

	TOTAL FIXED INCOME	36,023,985

INFLATION-PROTECTED ASSETS - 6.6%
434,788	TIAA-CREF Inflation-Linked Bond Fund	5,326,153

	TOTAL INFLATION-PROTECTED ASSETS	5,326,153

INTERNATIONAL EQUITY - 12.2%
236,717	TIAA-CREF Emerging Markets Equity Index Fund	2,601,524
458,329	TIAA-CREF International Equity Index Fund	7,168,259

	TOTAL INTERNATIONAL EQUITY	9,769,783

U.S. EQUITY - 36.4%
2,816,125	TIAA-CREF Equity Index Fund	29,287,695

	TOTAL U.S. EQUITY	29,287,695

	TOTAL TIAA-CREF FUNDS	80,407,616

	(Cost $73,292,205)

	TOTAL INVESTMENTS - 100.0%	80,407,616
	(Cost $73,292,205)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	25,484

	NET ASSETS - 100.0%	$80,433,100

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 39.6%
4,671,866	TIAA-CREF Bond Index Fund	$50,643,026

	TOTAL FIXED INCOME	50,643,026

INFLATION-PROTECTED ASSETS - 4.6%
481,292	TIAA-CREF Inflation-Linked Bond Fund	5,895,826

	TOTAL INFLATION-PROTECTED ASSETS	5,895,826

INTERNATIONAL EQUITY - 13.8%
428,961	TIAA-CREF Emerging Markets Equity Index Fund	4,714,278
830,012	TIAA-CREF International Equity Index Fund	12,981,383

	TOTAL INTERNATIONAL EQUITY	17,695,661

U.S. EQUITY - 41.5%
5,099,449	TIAA-CREF Equity Index Fund	53,034,271

	TOTAL U.S. EQUITY	53,034,271

	TOTAL TIAA-CREF FUNDS	127,268,784

	(Cost $116,046,789)

	TOTAL INVESTMENTS - 99.5%	127,268,784
	(Cost $116,046,789)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	654,069

	NET ASSETS - 100.0%	$127,922,853

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 33.7%
4,751,669	TIAA-CREF Bond Index Fund	$51,508,087

	TOTAL FIXED INCOME	51,508,087

INFLATION-PROTECTED ASSETS - 2.6%
328,651	TIAA-CREF Inflation-Linked Bond Fund	4,025,973

	TOTAL INFLATION-PROTECTED ASSETS	4,025,973

INTERNATIONAL EQUITY - 15.8%
588,082	TIAA-CREF Emerging Markets Equity Index Fund	6,463,019
1,137,873	TIAA-CREF International Equity Index Fund	17,796,327

	TOTAL INTERNATIONAL EQUITY	24,259,346

U.S. EQUITY - 47.5%
6,989,754	TIAA-CREF Equity Index Fund	72,693,446

	TOTAL U.S. EQUITY	72,693,446

	TOTAL TIAA-CREF FUNDS	152,486,852

	(Cost $138,498,314)

	TOTAL INVESTMENTS - 99.6%	152,486,852
	(Cost $138,498,314)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	542,077

	NET ASSETS - 100.0%	$153,028,929

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 27.6%
3,655,440	TIAA-CREF Bond Index Fund	$39,624,967

	TOTAL FIXED INCOME	39,624,967

INFLATION-PROTECTED ASSETS - 0.7%
75,927	TIAA-CREF Inflation-Linked Bond Fund	930,105

	TOTAL INFLATION-PROTECTED ASSETS	930,105

INTERNATIONAL EQUITY - 17.8%
619,555	TIAA-CREF Emerging Markets Equity Index Fund	6,808,904
1,200,150	TIAA-CREF International Equity Index Fund	18,770,349

	TOTAL INTERNATIONAL EQUITY	25,579,253

U.S. EQUITY - 53.5%
7,367,971	TIAA-CREF Equity Index Fund	76,626,894

	TOTAL U.S. EQUITY	76,626,894

	TOTAL TIAA-CREF FUNDS	142,761,219

	(Cost $129,366,401)

	TOTAL INVESTMENTS - 99.6%	142,761,219
	(Cost $129,366,401)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	567,096

	NET ASSETS - 100.0%	$143,328,315

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 20.3%
2,907,752	TIAA-CREF Bond Index Fund	$31,520,032

	TOTAL FIXED INCOME	31,520,032

INTERNATIONAL EQUITY - 19.9%
746,689	TIAA-CREF Emerging Markets Equity Index Fund	8,206,115
1,446,011	TIAA-CREF International Equity Index Fund	22,615,609

	TOTAL INTERNATIONAL EQUITY	30,821,724

U.S. EQUITY - 59.5%
8,869,995	TIAA-CREF Equity Index Fund	92,247,944

	TOTAL U.S. EQUITY	92,247,944

	TOTAL TIAA-CREF FUNDS	154,589,700

	(Cost $139,317,453)

	TOTAL INVESTMENTS - 99.7%	154,589,700
	(Cost $139,317,453)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	495,558

	NET ASSETS - 100.0%	$155,085,258

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 12.3%
1,658,616	TIAA-CREF Bond Index Fund	$17,979,398

	TOTAL FIXED INCOME	17,979,398

INTERNATIONAL EQUITY - 21.9%
774,396	TIAA-CREF Emerging Markets Equity Index Fund	8,510,610
1,499,168	TIAA-CREF International Equity Index Fund	23,446,985

	TOTAL INTERNATIONAL EQUITY	31,957,595

U.S. EQUITY - 65.4%
9,179,664	TIAA-CREF Equity Index Fund	95,468,504

	TOTAL U.S. EQUITY	95,468,504

	TOTAL TIAA-CREF FUNDS	145,405,497

	(Cost $130,440,638)

	TOTAL INVESTMENTS - 99.6%	145,405,497
	(Cost $130,440,638)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	581,382

	NET ASSETS - 100.0%	$145,986,879

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.7%
1,747,409	TIAA-CREF Bond Index Fund	$18,941,913

	TOTAL FIXED INCOME	18,941,913

INTERNATIONAL EQUITY - 22.6%
1,075,491	TIAA-CREF Emerging Markets Equity Index Fund	11,819,650
2,082,311	TIAA-CREF International Equity Index Fund	32,567,339

	TOTAL INTERNATIONAL EQUITY	44,386,989

U.S. EQUITY - 67.3%
12,709,121	TIAA-CREF Equity Index Fund	132,174,854

	TOTAL U.S. EQUITY	132,174,854

	TOTAL TIAA-CREF FUNDS	195,503,756

	(Cost $174,194,981)

	TOTAL INVESTMENTS - 99.6%	195,503,756
	(Cost $174,194,981)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	789,851

	NET ASSETS - 100.0%	$196,293,607

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.6%
471,005	TIAA-CREF Bond Index Fund	$5,105,698

	TOTAL FIXED INCOME	5,105,698

INTERNATIONAL EQUITY - 22.6%
290,116	TIAA-CREF Emerging Markets Equity Index Fund	3,188,380
562,089	TIAA-CREF International Equity Index Fund	8,791,079

	TOTAL INTERNATIONAL EQUITY	11,979,459

U.S. EQUITY - 67.0%
3,424,231	TIAA-CREF Equity Index Fund	35,612,006

	TOTAL U.S. EQUITY	35,612,006

	TOTAL TIAA-CREF FUNDS	52,697,163

	(Cost $47,595,572)

	TOTAL INVESTMENTS - 99.2%	52,697,163
	(Cost $47,595,572)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	447,875

	NET ASSETS - 100.0%	$53,145,038

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.7%
307,014	TIAA-CREF Bond Index Fund	$3,328,032

	TOTAL FIXED INCOME	3,328,032

INTERNATIONAL EQUITY - 22.6%
187,918	TIAA-CREF Emerging Markets Equity Index Fund	2,065,221
364,102	TIAA-CREF International Equity Index Fund	5,694,563

	TOTAL INTERNATIONAL EQUITY	7,759,784

U.S. EQUITY - 67.0%
2,217,046	TIAA-CREF Equity Index Fund	23,057,279

	TOTAL U.S. EQUITY	23,057,279

	TOTAL TIAA-CREF FUNDS	34,145,095

	(Cost $30,678,461)

	TOTAL INVESTMENTS - 99.3%	34,145,095
	(Cost $30,678,461)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	247,101

	NET ASSETS - 100.0%	$34,392,196

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 9.7%
93,017	TIAA-CREF Bond Index Fund	$1,008,305

	TOTAL FIXED INCOME	1,008,305

INTERNATIONAL EQUITY - 22.7%
57,366	TIAA-CREF Emerging Markets Equity Index Fund	630,451
111,227	TIAA-CREF International Equity Index Fund	1,739,586

	TOTAL INTERNATIONAL EQUITY	2,370,037

U.S. EQUITY - 67.5%
675,823	TIAA-CREF Equity Index Fund	7,028,555

	TOTAL U.S. EQUITY	7,028,555

	TOTAL TIAA-CREF FUNDS	10,406,897

	(Cost $10,617,968)

	TOTAL INVESTMENTS - 99.9%	10,406,897
	(Cost $10,617,968)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	11,302

	NET ASSETS - 100.0%	$10,418,199

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of February 29, 2012, there were no transfers between levels by the Funds.

As of February 29, 2012, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investments

Net unrealized appreciation (depreciation): At February 29, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$13,008,443	$1,276,590	$—	$1,276,590
Lifecycle Index 2010	73,292,205	7,115,411	—	7,115,411
Lifecycle Index 2015	116,046,789	11,221,995	—	11,221,995
Lifecycle Index 2020	138,498,314	13,988,538	—	13,988,538
Lifecycle Index 2025	129,366,401	13,394,818	—	13,394,818
Lifecycle Index 2030	139,317,453	15,272,247	—	15,272,247
Lifecycle Index 2035	130,440,638	14,964,859	—	14,964,859
Lifecycle Index 2040	174,194,981	21,308,775	—	21,308,775
Lifecycle Index 2045	47,595,572	5,101,591	—	5,101,591
Lifecycle Index 2050	30,678,461	3,466,634	—	3,466,634
Lifecycle Index 2055	10,617,968	42,557	(253,628)	(211,071)

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.2%
21,615,630	TIAA-CREF Bond Plus Fund	$229,125,677

	TOTAL FIXED INCOME	229,125,677

INTERNATIONAL EQUITY - 15.3%
2,194,061	TIAA-CREF Emerging Markets Equity Fund	23,805,566
4,832,591	TIAA-CREF Enhanced International Equity Index Fund	32,813,291
3,794,278	TIAA-CREF International Equity Fund	33,124,046

	TOTAL INTERNATIONAL EQUITY	89,742,903

U.S. EQUITY - 45.5%
5,209,252	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,800,449
5,875,830	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,416,842
4,151,717	TIAA-CREF Growth & Income Fund	41,849,305
4,307,031	TIAA-CREF Large-Cap Growth Fund	49,660,067
3,624,029	TIAA-CREF Large-Cap Value Fund	48,453,261
184,572	TIAA-CREF Mid-Cap Growth Fund	3,693,288
204,663	TIAA-CREF Mid-Cap Value Fund	3,683,941
1,422,083	TIAA-CREF Small-Cap Equity Fund	20,918,840

	TOTAL U.S. EQUITY	266,475,993

	TOTAL TIAA-CREF FUNDS (Cost $556,630,901)	585,344,573

	TOTAL INVESTMENTS - 100.0% (Cost $556,630,901)	585,344,573
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(55,847)

	NET ASSETS - 100.0%	$585,288,726

(a)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF MANAGED ALLOCATION FUND - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

2

TIAA-CREF MANAGED ALLOCATION FUND - Notes to Schedule of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2012, there were no significant transfers between levels by the Fund.

As of February 29, 2012, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investments

Net unrealized appreciation (depreciation): At February 29, 2012, the cost of portfolio investments for federal income tax purposes was $556,630,901. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $28,713,672, consisting of gross unrealized appreciation of $44,014,260 and gross unrealized depreciation of $(15,300,588).

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 39.6%
195,215	TIAA-CREF Bond Fund	$2,077,088
196,044	TIAA-CREF Bond Plus Fund	2,078,071

	TOTAL FIXED INCOME	4,155,159

INTERNATIONAL EQUITY - 6.1%
14,293	TIAA-CREF Emerging Markets Equity Fund	155,081
28,208	TIAA-CREF Enhanced International Equity Index Fund	191,535
32,990	TIAA-CREF International Equity Fund	288,004

	TOTAL INTERNATIONAL EQUITY	634,620

SHORT-TERM FIXED INCOME - 39.6%
399,196	TIAA-CREF Short-Term Bond Fund	4,151,634

	TOTAL SHORT-TERM FIXED INCOME	4,151,634

U.S. EQUITY - 14.1%
14,424	TIAA-CREF Enhanced Large-Cap Growth Index Fund	137,893
16,280	TIAA-CREF Enhanced Large-Cap Value Index Fund	134,148
30,630	TIAA-CREF Growth & Income Fund	308,755
31,854	TIAA-CREF Large-Cap Growth Fund	367,274
26,769	TIAA-CREF Large-Cap Value Fund	357,907
1,358	TIAA-CREF Mid-Cap Growth Fund	27,178
1,514	TIAA-CREF Mid-Cap Value Fund	27,257
7,848	TIAA-CREF Small-Cap Equity Fund	115,439

	TOTAL U.S. EQUITY	1,475,851

	TOTAL TIAA-CREF FUNDS	10,417,264

	(Cost $10,092,736)

	TOTAL INVESTMENTS - 99.4%	10,417,264
	(Cost $10,092,736)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	65,177

	NET ASSETS - 100.0%	$10,482,441

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 39.7%
106,040	TIAA-CREF Bond Fund	$1,128,267
319,479	TIAA-CREF Bond Plus Fund	3,386,473

	TOTAL FIXED INCOME	4,514,740

INTERNATIONAL EQUITY - 12.0%
30,832	TIAA-CREF Emerging Markets Equity Fund	334,531
60,788	TIAA-CREF Enhanced International Equity Index Fund	412,750
70,796	TIAA-CREF International Equity Fund	618,047

	TOTAL INTERNATIONAL EQUITY	1,365,328

SHORT-TERM FIXED INCOME - 19.9%
216,949	TIAA-CREF Short-Term Bond Fund	2,256,269

	TOTAL SHORT-TERM FIXED INCOME	2,256,269

U.S. EQUITY - 28.0%
31,176	TIAA-CREF Enhanced Large-Cap Growth Index Fund	298,039
35,169	TIAA-CREF Enhanced Large-Cap Value Index Fund	289,795
66,194	TIAA-CREF Growth & Income Fund	667,233
68,864	TIAA-CREF Large-Cap Growth Fund	794,007
57,762	TIAA-CREF Large-Cap Value Fund	772,276
2,932	TIAA-CREF Mid-Cap Growth Fund	58,674
3,267	TIAA-CREF Mid-Cap Value Fund	58,813
16,965	TIAA-CREF Small-Cap Equity Fund	249,557

	TOTAL U.S. EQUITY	3,188,394

	TOTAL TIAA-CREF FUNDS	11,324,731

	(Cost $10,781,983)

	TOTAL INVESTMENTS - 99.6%	11,324,731
	(Cost $10,781,983)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	44,265

	NET ASSETS - 100.0%	$11,368,996

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 39.7%
429,068	TIAA-CREF Bond Plus Fund	$4,548,120

	TOTAL FIXED INCOME	4,548,120

INTERNATIONAL EQUITY - 18.0%
46,574	TIAA-CREF Emerging Markets Equity Fund	505,323
91,849	TIAA-CREF Enhanced International Equity Index Fund	623,657
107,069	TIAA-CREF International Equity Fund	934,709

	TOTAL INTERNATIONAL EQUITY	2,063,689

U.S. EQUITY - 42.0%
47,089	TIAA-CREF Enhanced Large-Cap Growth Index Fund	450,171
53,119	TIAA-CREF Enhanced Large-Cap Value Index Fund	437,704
99,980	TIAA-CREF Growth & Income Fund	1,007,801
104,010	TIAA-CREF Large-Cap Growth Fund	1,199,240
87,249	TIAA-CREF Large-Cap Value Fund	1,166,519
4,429	TIAA-CREF Mid-Cap Growth Fund	88,623
4,936	TIAA-CREF Mid-Cap Value Fund	88,841
25,625	TIAA-CREF Small-Cap Equity Fund	376,948

	TOTAL U.S. EQUITY	4,815,847

	TOTAL TIAA-CREF FUNDS	11,427,656

	(Cost $10,682,999)

	TOTAL INVESTMENTS - 99.7%	11,427,656
	(Cost $10,682,999)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	38,299

	NET ASSETS - 100.0%	$11,465,955

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 19.6%
214,157	TIAA-CREF Bond Plus Fund	$2,270,063

	TOTAL FIXED INCOME	2,270,063

INTERNATIONAL EQUITY - 24.0%
62,447	TIAA-CREF Emerging Markets Equity Fund	677,546
123,309	TIAA-CREF Enhanced International Equity Index Fund	837,269
143,937	TIAA-CREF International Equity Fund	1,256,573

	TOTAL INTERNATIONAL EQUITY	2,771,388

U.S. EQUITY - 55.9%
63,068	TIAA-CREF Enhanced Large-Cap Growth Index Fund	602,933
71,194	TIAA-CREF Enhanced Large-Cap Value Index Fund	586,639
133,962	TIAA-CREF Growth & Income Fund	1,350,340
139,437	TIAA-CREF Large-Cap Growth Fund	1,607,708
116,981	TIAA-CREF Large-Cap Value Fund	1,564,034
5,937	TIAA-CREF Mid-Cap Growth Fund	118,798
6,611	TIAA-CREF Mid-Cap Value Fund	118,998
34,289	TIAA-CREF Small-Cap Equity Fund	504,390

	TOTAL U.S. EQUITY	6,453,840

	TOTAL TIAA-CREF FUNDS	11,495,291

	(Cost $10,562,945)

	TOTAL INVESTMENTS - 99.5%	11,495,291
	(Cost $10,562,945)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	60,842

	NET ASSETS - 100.0%	$11,556,133

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

INTERNATIONAL EQUITY - 30.0%
76,452	TIAA-CREF Emerging Markets Equity Fund	$829,501
151,158	TIAA-CREF Enhanced International Equity Index Fund	1,026,365
177,974	TIAA-CREF International Equity Fund	1,553,709

	TOTAL INTERNATIONAL EQUITY	3,409,575

U.S. EQUITY - 69.7%
77,355	TIAA-CREF Enhanced Large-Cap Growth Index Fund	739,515
87,304	TIAA-CREF Enhanced Large-Cap Value Index Fund	719,386
164,252	TIAA-CREF Growth & Income Fund	1,655,665
170,976	TIAA-CREF Large-Cap Growth Fund	1,971,356
143,564	TIAA-CREF Large-Cap Value Fund	1,919,448
7,271	TIAA-CREF Mid-Cap Growth Fund	145,491
8,122	TIAA-CREF Mid-Cap Value Fund	146,197
42,111	TIAA-CREF Small-Cap Equity Fund	619,448

	TOTAL U.S. EQUITY	7,916,506

	TOTAL TIAA-CREF FUNDS	11,326,081

	(Cost $10,239,934)

	TOTAL INVESTMENTS - 99.7%	11,326,081
	(Cost $10,239,934)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	38,103

	NET ASSETS - 100.0%	$11,364,184

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFESTYLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifestyle Funds commenced operations on December 9, 2011.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

TIAA-CREF LIFESTYLE FUNDS – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 29, 2012, there were no transfers between levels by the Funds.

As of February 29, 2012, all of the investments in the Lifestyle Funds were valued based on Level 1 inputs.

Note 3—investments

Net unrealized appreciation (depreciation): At February 29, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifestyle Income	$10,092,736	$324,528	$—	$324,528
Lifestyle Conservative	10,781,983	542,748	—	542,748
Lifestyle Moderate	10,682,999	744,657	—	744,657
Lifestyle Growth	10,562,945	932,346	—	932,346
Lifestyle Aggressive Growth	10,239,934	1,086,147	—	1,086,147

7

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: April 12, 2012	By:	/s/ Roger W. Ferguson, Jr. Roger W. Ferguson, Jr. President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 12, 2012	By:	/s/ Roger W. Ferguson, Jr. Roger W. Ferguson, Jr. President and Chief Executive Officer (principal executive officer)

Date: April 12, 2012	By:	/s/ Phillip G. Goff Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer